Redeemable Investor Units	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Temporary Equity [Line Items]
Redeemable Investor Units

NOTE 12. REDEEMABLE INVESTOR UNITS

Pre-IPO Equity Conversion

While OSH LLC’s investor units had no conversion rights related to any of the investor unit classes, in response to a reorganization plan to convert OSH LLC into a corporate form (per the OSH LLC’s Amended and Restated Operating Agreement), investor unit holders were eligible to receive capital stock of the Company in number of and with terms relatively consistent to their investor units, as ultimately determined by the Company’s Board of Directors.

Prior to the closing of the IPO, the direct and indirect unitholders of OSH LLC completed a series of transactions in accordance with the Master Structuring Agreement that resulted in the Company becoming the ultimate parent company of OSH LLC and the current unitholders of OSH LLC immediately prior to the close of the IPO exchanged their investor units in OSH LLC for common stock of the Company as approved by the Board of Directors of the Company, OSH LLC and OSH Management Holdings, LLC (“OSH MH LLC”). The conversion was an exchange of units between entities under common control and resulted in the unitholders having the same percentage ownership immediately after the IPO as they had prior to the IPO.

•

General Atlantic LLC and Newlight Partners LP (the “Lead Sponsors”) contributed their respective investor units in the entities through which they currently hold interests in OSH, LLC (“Sponsor Blockers”) to the Company in exchange for 126,278,767 shares of common stock in the Company, pursuant to a contribution and exchange agreement dated August 10, 2020 by and among the Company and the other signatories party thereto.

•

OSH LLC merged pursuant to the merger agreement dated August 10, 2020 by and among the Company, OSH LLC and the other signatory thereto (the “Company Merger”) with and into a newly formed subsidiary of the Company, with OSH LLC surviving as a wholly owned subsidiary of the Company. Pursuant to the Company Merger, the other investors in OSH LLC received a total of 58,240,199 shares of common stock in the Company in exchange for their investor units in OSH LLC.

•

OSH MH LLC, the entity through which our employees owned investor units in OSH LLC, merged pursuant to the merger agreement dated August 10, 2020 by and among the Company, OSH MH LLC and the other signatory party thereto (the “Management Merger”) with and into a newly formed subsidiary of the Company with OSH MH LLC surviving as a wholly owned subsidiary of the Company. Pursuant to the Management Merger, our employees received a total of 268,817 shares of common stock in the Company in exchange for their investor units in OSH MH LLC.

As a result of the above transactions, all units of redeemable investor units then outstanding, totaling 12,472,242 units as well as their undeclared and deemed dividends of 103,591, were converted into 184,787,783 shares of common stock and their carrying value, totaling $545,001 was reclassified into stockholders’ equity on our consolidated balance sheet. See further discussion of the rights and characteristics below related to the investor units.

Redeemable Investor Units

Prior to the IPO, the redeemable investor units consisted of three classes: Investor Units I, Investor Units II and Investor Units III. Due to contingent redemption features, the investor units were presented as temporary equity in the mezzanine section of the consolidated balance sheets before the completion of the IPO.

Redeemable investor units consisted of the following at the issuance price per unit as of December 31, 2019:

	December 31, 2019
	Units Issued and Outstanding	Issuance Price per Unit	Total Value
Investor Units I	382,572	$12.00	$4,591
Investor Units II	509,796	16.20	8,259
Investor Units III-A – Issued prior to 12/1/2015	1,872,409	20.25	37,916
Investor Units III-A – Issued after December 1, 2015	6,043,421	26.38	159,425
Investor Units III-B	568,613	26.38	15,000
Investor Units III-C	747,661	58.78	43,948
Investor Units III-D	876,147	58.78	51,500
Total	11,000,619		$320,638,733

The following table shows OSH LLC’s activity related to its investor units as of and for the periods ending:

	Investor Units I	Investor Units II	Investor Units III- A	Investor Units III- B	Investor Units III- C	Investor Units III D	Investor Units III E	Total
Outstanding, December 31, 2018	382,572	509,796	7,915,830	568,613	747,661	850,629	-	10,975,101
Issued	-	-	-	-	-	25,518	-	25,518
Outstanding, December 31, 2019	382,572	509,796	7,915,830	568,613	747,661	876,147	-	11,000,619

Outstanding, December 31, 2019	382,572	509,796	7,915,830	568,613	747,661	876,147	-	11,000,619
Issued	-	-	-	-	-	-	1,471,623	1,471,623
Conversion	(382,572)	(509,796)	(7,915,830)	(568,613)	(747,661)	(876,147)	(1,471,623)	(12,472,242)
Outstanding, September 30, 2020	-	-	-	-	-	-	-	-

In May 2019, OSH LLC issued 25,518 units of Investor Units III-D in exchange for $1,500. The price per unit was $58.78.

In February 2020, OSH LLC issued 1,471,623 units of Investor Units III-E in exchange for $230,000. The price per unit was $156.29. There was $5,637 in legal fees recorded as a reduction of equity as result of the capital raise.

Prior to the equity conversion that occurred as a result of the IPO, the redeemable investor units had the following rights and characteristics:

Dividends

Dividends were payable in cash, if declared, by OSH LLC’s Board of Directors or upon a liquidation, deemed liquidation event or as determined by the Board of Directors in its sole discretion. OSH LLC did not declare dividends for the period ended September 30, 2019.

Preferred Return

Whether or not declared or approved by the Board of Directors, the holders of the investor units accrued a preferred return in the amount of 8%, per annum, on the varying balance of each investor units’ unreturned capital contribution beginning on the date of initial investment. This preferred return was cumulative and took into account, in determining the satisfaction of the preferred return, all distributions resulting from or paid to members holding investor units in connection with a dissolution or deemed liquidation event.

The following table shows accumulated dividends on the redeemable investor units on a cumulative basis as of the periods presented below:

	August 10, 2020*			December 31, 2019
	Units	Per Unit	Total	Units	Per Unit	Total
Series
Investor Units I	382,572	$8.53	$3,265	382,572	$7.60	$2,908
Investor Units II	509,796	10.15	5,175	509,796	8.95	4,563
Investor Units III-A – Issued prior to 12/1/2015	1,872,409	10.48	19,627	1,872,409	9.09	17,020
Investor Units III-A – Issued after December 1, 2015	6,043,421	7.90	47,757	6,043,421	6.34	38,322
Investor Units III-B	568,613	5.51	3,132	568,613	4.06	2,306
Investor Units III-C	747,661	11.34	8,477	747,661	8.14	6,089
Investor Units III-D	876,147	8.98	7,865	876,147	5.89	5,162
Investor Units III-E	1,471,623	5.64	8,293	-	-	-
			$103,591			$76,370

*Note these accumulated dividends were included in the pre-IPO equity conversion to common stock discussed in the section “Pre-IPO Equity Conversion” above. As a result, there were no remaining accumulated dividends as of September 30, 2020.

Redemption

OSH LLC’s investor units had no mandatory redemption provisions. The investor units were redeemable upon the following events: an acquisition, an asset transfer or the sale, lease, transfer or other disposition of all or substantially all of the assets of OSH LLC (“Deemed Liquidation Event”), and OSH LLC determined that it did not fully control the effectuation or consummation of events that would be considered a Deemed Liquidation Event. This was because: (i) OSH LLC’s Board of Directors was required to approve such a transaction, and (ii) the holders were collectively entitled to elect 5 of the 8 Board Members which gave them a majority of the Board of Directors, giving the investor unit holders effective control of the Board of Directors. Therefore, the investor units were required to be presented outside of permanent equity as mezzanine equity on OSH LLC’s consolidated balance sheets.

Liquidation

In the event of a liquidation, dissolution or winding up of OSH LLC, the holders of each of the various types of investor units would receive liquidation preference, prior and in preference to any distribution of any of the assets or surplus funds of OSH LLC to the holders of founders’ units, equal to the greater of (i) the applicable liquidation preference (the applicable liquidation preference is described in the OSH LLC Sixth Amended and Restated Limited Liability Company Operating Agreement) or (ii) the amount the holders of the investor units would receive if such holders had converted their units into founders’ units immediately prior to such liquidation event.

Voting Rights

Founders’ units and investor units, specifically excluding the Investor Units III-B, were collectively referred to as “voting units.” On any matter presented to the members for their action and consideration at any meeting, each holder of outstanding voting units was entitled to cast the number of votes equal to the number of whole units held of record by such holder as of the record date for determining those members entitled to vote on any such matters.